Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share Capital [member]	Retained earnings [member]	Reserves [member]	Attributable to owners of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2018	¥ 1,408,891	¥ 183,021	¥ 731,163	¥ 299,599	¥ 1,213,783	¥ 195,108
Profit	67,015		45,682		45,682	21,333
Other comprehensive income	8,930			4,641	4,641	4,289
Special reserve-safety fund reserve	(1,318)			(1,388)	(1,388)	70
Transfer to reserves			(3,037)	3,037
Dividends	(44,963)		(30,684)		(30,684)	(14,279)
Transaction with non-controlling interests in subsidiaries	(1,069)			(2,007)	(2,007)	938
Capital contribution from non-controlling interests	6,767			120	120	6,647
Disposal of subsidiaries	(50)					(50)
Other	102			9	9	93
Ending balance at Dec. 31, 2019	1,444,305	183,021	743,124	304,011	1,230,156	214,149
Profit	33,485		19,006		19,006	14,479
Other comprehensive income	(11,130)			(4,372)	(4,372)	(6,758)
Special reserve-safety fund reserve	(1,505)			(1,633)	(1,633)	128
Transfer to reserves			(6,275)	6,275
Dividends	(42,905)		(28,078)		(28,078)	(14,827)
Transaction with non-controlling interests in subsidiaries	(2)					(2)
Capital contribution from non-controlling interests	825			2	2	823
Pipeline restructuring	(57,425)					(57,425)
Acquisition of subsidiaries	1,187			1	1	1,186
Disposal of subsidiaries	(489)					(489)
Other	275		178	(102)	76	199
Ending balance at Dec. 31, 2020	1,366,621	183,021	727,955	304,182	1,215,158	151,463
Profit	114,696		92,170		92,170	22,526
Other comprehensive income	(4,501)			(2,609)	(2,609)	(1,892)
Special reserve-safety fund reserve	(1,750)			(1,579)	(1,579)	(171)
Transfer to reserves			(8,413)	8,413
Dividends	(55,841)		(39,866)		(39,866)	(15,975)
Transaction with non-controlling interests in subsidiaries	(34)			(15)	(15)	(19)
Capital contribution from non-controlling interests	1,059					1,059
Acquisition of subsidiaries	769					769
Disposal of subsidiaries	(12,380)					(12,380)
Other	230		134	168	302	(72)
Ending balance at Dec. 31, 2021	¥ 1,408,869	¥ 183,021	¥ 771,980	¥ 308,560	¥ 1,263,561	¥ 145,308